Schedule of Option Pricing Model and Adopted Fair Value Per Share (Details) - $ / shares		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share (US$)	[1]
Discount rate (after tax)				[1]
Risk-free interest rate	[1]
Expected volatility	[1]
Contractual term (in years)		10 years		[1]
Discount for lack of marketability ("DLOM")				[1]
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share (US$)			$ 0.36
Discount rate (after tax)			1550.00%
Discount for lack of marketability ("DLOM")			10.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share (US$)		$ 0.73
Risk-free interest rate		3.99%
Expected volatility		64.67%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share (US$)		$ 5.56
Risk-free interest rate		4.36%
Expected volatility		65.68%

[1]	There were no grants for options for the six months period ended June 30, 2023.